INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of Inventory
			Change
	12/31/2025	12/31/2024	$	%

Inventories (¹)	-	-	-	-
Packaging	60,319	53,599	6,720	13%
	60,319	53,599	6,720	13%